PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Commercial Mortgage-Backed Securities 7.5%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$185,016
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	183,386
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	232,232
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	264	248,619
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	131,347
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	71	69,668
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	94,433
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	179	171,336
Series 2016-C31, Class A4	2.840	11/15/49	273	256,349

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	186,559

Total Commercial Mortgage-Backed Securities (cost $1,873,644)				1,758,945
Corporate Bonds 89.3%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	26,230
Sr. Unsec’d. Notes	5.930	05/01/60	145	126,743

HEICO Corp., Gtd. Notes	5.350	08/01/33	50	49,130
				202,103
Agriculture 2.0%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	75	52,408
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	87,908
Gtd. Notes	4.700	04/02/27	200	195,063

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125%	02/13/31	30	$29,169
Sr. Unsec’d. Notes	5.375	02/15/33	100	97,997
				462,545
Airlines 0.6%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	80	78,878
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	38,496
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	23,054
				140,428
Auto Manufacturers 2.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.950	05/28/27	200	193,188
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	70	61,137
Sr. Unsec’d. Notes	6.125	10/01/25	50	50,176

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.400	05/08/27	60	59,573
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	167,368
				531,442
Banks 23.8%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	186,228
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	258,180
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	244,197
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	65,244
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	227,640

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	200	171,556
BPCE SA (France), Sr. Non-Preferred Notes, 144A	2.375	01/14/25	250	243,767

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700%(ff)	01/30/25(oo)	25	$24,350
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	155	126,334
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	279,759
Sub. Notes	4.450	09/29/27	100	96,204

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	55,386
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	51,319
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	195	139,706
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	18,692

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	183,122
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	40	38,365
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	109,455
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	238,255
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	126,588
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	72,878
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	29,134
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	334,647
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	25	24,237
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	409,272
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	214,013
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	65	65,034

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	26,550
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	185,668
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25	200	194,959
Sr. Non-Preferred Notes, 144A, MTN	6.447(ff)	01/12/27	255	256,168
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.711(ff)	01/24/35	25	24,261
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	31,402

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	230,625
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	35	36,439

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.393%(ff)	06/02/28	240	$218,084
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	346,909
				5,584,627
Beverages 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	195	175,616
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	93,673
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.875	05/01/30	30	25,885
				295,174
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	67,521
Sr. Unsec’d. Notes	5.750	03/02/63	30	28,626
				96,147
Chemicals 1.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.800	05/15/49	55	45,791
Sr. Unsec’d. Notes	5.250	11/15/41	30	27,212

FMC Corp., Sr. Unsec’d. Notes	5.650	05/18/33	100	95,755
Huntsman International LLC, Sr. Unsec’d. Notes	2.950	06/15/31	75	60,759
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	50	35,849
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	38,162
				303,528

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Coal 0.4%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400%	02/01/43	100	$89,157
Commercial Services 1.5%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	40,923
ERAC USA Finance LLC, Gtd. Notes, 144A	4.900	05/01/33	150	142,417
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	70,686
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	103,517
				357,543
Computers 0.2%
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	28,196
Gtd. Notes	4.375	05/15/30	30	27,731
				55,927
Diversified Financial Services 1.7%
BlackRock Funding, Inc., Gtd. Notes	5.250	03/14/54	60	56,739
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	40,000
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	20,305

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	100	79,319
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	30	30,851
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	173,351
				400,565
Electric 10.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	65	41,649

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	$87,001
Consumers Energy Co., First Mortgage	4.200	09/01/52	45	35,482
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	127,728
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	50	34,096
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	91,906
Florida Power & Light Co., First Mortgage	5.300	04/01/53	55	52,054
Liberty Utilities Finance GP 1, Gtd. Notes, 144A	2.050	09/15/30	230	181,461
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	15,220
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	112,571
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	18,269
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	32,755
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	69,909
First Mortgage	4.000	12/01/46	100	70,742
First Mortgage	4.950	07/01/50	20	16,278

PacifiCorp, First Mortgage	4.125	01/15/49	100	73,698
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	87,965
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	205,563
Public Service Co. of Colorado, First Mortgage	5.750	05/15/54	40	38,792
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	57,141
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	390,085
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	12,021

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

San Diego Gas & Electric Co., First Mortgage	4.300%	04/01/42	75	$60,917
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	190,168
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.350	01/15/54	50	46,318
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	149,154
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	42,310
				2,341,253
Electronics 0.4%
Honeywell International, Inc.,
Sr. Unsec’d. Notes	5.250	03/01/54	50	47,447
Sr. Unsec’d. Notes	5.350	03/01/64	50	47,385
				94,832
Engineering & Construction 0.7%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	163,813
Entertainment 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	20	16,034
Gtd. Notes	5.141	03/15/52	130	99,519
				115,553
Foods 1.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	35	30,400
Gtd. Notes	3.000	05/15/32	55	43,368

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625%	09/13/31	205	$158,606
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.700	03/15/34	35	34,326
				266,700
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A	6.050	02/15/26	30	30,036
Healthcare-Services 3.0%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	18,347
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	86,636
HCA, Inc., Gtd. Notes	3.125	03/15/27	40	37,397
Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	68,099
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	37,148
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	75	66,834
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	63,438
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	107,538
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	57,622
Sr. Unsec’d. Notes	3.250	05/15/51	90	60,500
Sr. Unsec’d. Notes	4.750	05/15/52	45	39,093
Sr. Unsec’d. Notes	6.875	02/15/38	55	61,691
				704,343
Housewares 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	98,680

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 2.2%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	50	$43,828
Chubb INA Holdings LLC, Gtd. Notes	3.050	12/15/61	55	34,008
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	74,350
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.650	04/05/27	45	42,625
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	57,364
Sr. Unsec’d. Notes	3.500	10/15/50	60	39,237
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	87,366
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	37	36,658
Sr. Unsec’d. Notes, 144A	6.350	03/22/54	25	24,719

Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	45,313
MetLife, Inc., Sr. Unsec’d. Notes	5.000	07/15/52	30	26,726
				512,194
Machinery-Diversified 0.3%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	44,201
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	10	9,933
Westinghouse Air Brake Technologies Corp., Gtd. Notes	5.611	03/11/34	20	19,637
				73,771
Media 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	9,501
Sr. Sec’d. Notes	4.800	03/01/50	30	20,965
Sr. Sec’d. Notes	6.384	10/23/35	180	169,950

Comcast Corp., Gtd. Notes	5.500	05/15/64	130	121,131

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950%	10/01/50	35	$20,247
Gtd. Notes, 144A	5.700	06/15/33	25	24,447
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	60	48,563

Discovery Communications LLC, Gtd. Notes	3.950	06/15/25	28	27,363
				442,167
Mining 1.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	83,680
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	189,826
Newmont Corp., Gtd. Notes	2.800	10/01/29	75	65,782
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	45	43,908
				383,196
Miscellaneous Manufacturing 0.3%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	61,805
Office/Business Equipment 0.6%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	150	148,821
Oil & Gas 2.4%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	135,189
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	9,729
Sr. Unsec’d. Notes	6.250	03/15/38	50	50,174
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	40	32,256
Sr. Unsec’d. Notes	5.250	06/15/37	21	19,176
Sr. Unsec’d. Notes	5.400	06/15/47	9	8,021

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

ConocoPhillips Co., Gtd. Notes	4.300%	11/15/44	55	$45,749
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	46,606
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	35,530
Gtd. Notes	6.250	03/15/33	75	77,500

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	90	73,052
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	36,862
				569,844
Packaging & Containers 1.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	20	17,160
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	130	121,057
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	68,761
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	76,417
				283,395
Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	80,498
Sr. Unsec’d. Notes	4.250	11/21/49	20	16,333
Sr. Unsec’d. Notes	4.400	11/06/42	60	51,696

Cigna Group (The), Gtd. Notes	4.900	12/15/48	100	85,921
Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	25	23,276
Mylan, Inc., Gtd. Notes	5.200	04/15/48	20	15,755

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., Gtd. Notes	3.950%	06/15/26	140	$134,298
Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	17,657
				425,434
Pipelines 7.3%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	85,961
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	79,088
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	70,240
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	310	302,576
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	95	78,665
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	131,488
Sr. Unsec’d. Notes	6.250	04/15/49	60	58,546
Sr. Unsec’d. Notes	6.550	12/01/33	55	57,265
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	14,336
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	34,623
Gtd. Notes	4.850	03/15/44	100	88,272

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	78,835
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	42,662
Sr. Unsec’d. Notes	4.950	03/14/52	80	66,806
Sr. Unsec’d. Notes	5.200	12/01/47	75	65,340
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	39,251
Gtd. Notes	4.350	03/15/29	2	1,896
Gtd. Notes	4.500	03/15/50	30	23,149
Gtd. Notes	4.950	07/13/47	50	41,724
Gtd. Notes	5.650	11/01/28	10	10,036
Gtd. Notes	6.625	09/01/53	40	41,736

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes	4.950%	04/15/52	20	$16,666
Gtd. Notes	6.125	03/15/33	40	40,533

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	58,999
Western Midstream Operating LP, Sr. Unsec’d. Notes	6.350	01/15/29	65	66,385
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	98,075
Sr. Unsec’d. Notes	5.300	08/15/52	30	27,064
				1,720,217
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	184,862
Real Estate Investment Trusts (REITs) 8.1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.250	05/15/36	20	18,782
American Tower Corp.,
Sr. Unsec’d. Notes	3.550	07/15/27	40	37,592
Sr. Unsec’d. Notes	5.200	02/15/29	85	83,546
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	74,736
Sr. Unsec’d. Notes	4.050	07/01/30	15	13,591
Sr. Unsec’d. Notes	4.125	06/15/26	200	193,122

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	124,261
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	100	96,350
Sr. Unsec’d. Notes	5.600	06/01/29	30	29,817

CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	43,217
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	99,167
Gtd. Notes	4.000	01/15/31	170	148,644
Gtd. Notes	5.250	06/01/25	60	59,510

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC, Gtd. Notes	2.125%	12/01/28	75	$64,940
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	91,057
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	79,436
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	301,133
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	73,167
Gtd. Notes	5.500	01/15/29	25	24,577

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	110	105,716
Welltower OP LLC, Gtd. Notes	2.800	06/01/31	100	83,599
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	48,317
				1,894,277
Retail 1.0%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.625	05/13/51	60	41,899
Gtd. Notes, 144A	5.267	02/12/34	20	19,286
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	77,671
Sr. Unsec’d. Notes	4.750	06/01/30	100	93,774
				232,630
Semiconductors 1.5%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	254,485
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	60	56,496
Sr. Unsec’d. Notes	5.700	02/10/53	31	29,599
				340,580

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483%	12/01/27	100	$92,808
Software 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	24,315
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	60,891
Sr. Unsec’d. Notes	3.900	05/15/35	45	37,957
Sr. Unsec’d. Notes	4.000	07/15/46	60	44,457
Sr. Unsec’d. Notes	6.900	11/09/52	20	21,676
				189,296
Telecommunications 3.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	240	178,153
Sr. Unsec’d. Notes	3.800	12/01/57	105	70,965

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31	150	124,613
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	50	47,770
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	110	97,202
Gtd. Notes	3.875	04/15/30	210	192,176
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	63,783
Sr. Unsec’d. Notes	2.650	11/20/40	175	116,959
				891,621
Trucking & Leasing 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	74,517
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	82,659
				157,176

Total Corporate Bonds (cost $23,762,990)				20,938,490

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
California 0.2%
Regents of the University of California Medical Center, Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	60	$51,580
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	47,520

Total Municipal Bonds (cost $113,415)				99,100
Sovereign Bond 0.9%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $209,312)	6.000	05/07/36	211	202,982

Total Long-Term Investments (cost $25,959,361)				22,999,517

	Shares
Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $77,931)(wb)	77,931	77,931

TOTAL INVESTMENTS 98.5% (cost $26,037,292)		23,077,448
Other assets in excess of liabilities(z) 1.5%		361,516

Net Assets 100.0%		$23,438,964

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Jun. 2024	$607,969	$(6,338)
3	5 Year U.S. Treasury Notes	Jun. 2024	314,227	(5,052)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	358,688	(20,211)
				(31,601)
Short Position:
2	10 Year U.S. Treasury Notes	Jun. 2024	214,875	872
				$(30,729)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).